Condensed Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred stock, par or stated value per share	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
OHB Pediatrics Ltd [Member]
Common stock, par or stated value per share		$ 0.000001
common stock, shares, issued		1,010,000
Common stock, shares, outstanding		1,010,000
Common Class A [Member]
Common stock, par or stated value per share	$ 0.0001
Common stock, shares authorized	479,000,000
common stock, shares, issued	7,775,000
Common stock, shares, outstanding	7,775,000
Class A ordinary shares subject to possible redemption	7,500,000
Class A ordinary shares, redemption value	$ 10
Common Class B [Member]
Common stock, par or stated value per share	$ 0.0001
Common stock, shares authorized	20,000,000
common stock, shares, issued	1,323,529
Common stock, shares, outstanding	1,323,529
Common Stock [Member] | OHB Pediatrics Ltd [Member]
Common stock, par or stated value per share	$ 0.000001	$ 0.000001
Common stock, shares authorized	62,312,500	62,312,500
common stock, shares, issued	1,010,000	1,010,000
Common stock, shares, outstanding	1,010,000	1,010,000
Series A Redeemable Preferred Stock [Member] | Preferred Stock [Member] | OHB Pediatrics Ltd [Member]
Temporary equity, par or stated value per share	$ 0.000001	$ 0.000001
Temporary equity, shares authorized	32,500,000	32,500,000
Temporary equity, shares issued	0	0
Class A ordinary shares subject to possible redemption	0	0
Non-redeemable Class A ordinary shares [Member]
common stock, shares, issued	275,000
Common stock, shares, outstanding	275,000
Redeemable Class A ordinary shares [Member]
Class A ordinary shares subject to possible redemption	7,500,000